Expense Example {- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Health Care Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Health Care Fund-Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Health Care Fund-Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Health Care Fund-Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	1,831
Fidelity Advisor Health Care Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738